Fixed Assets, Net (Details) - Schedule of fixed assets - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Total cost of fixed assets	$ 10,783,327	$ 186,511
Less: accumulated depreciation	(519,128)	(151,592)
Fixed assets, net	10,264,199	34,919
Mining machines [Member]
Property, Plant and Equipment [Line Items]
Total cost of fixed assets	2,594,524
Software [Member]
Property, Plant and Equipment [Line Items]
Total cost of fixed assets	8,000,000
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Total cost of fixed assets	38,399	38,463
Office and computer equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost of fixed assets	$ 150,405	$ 148,048